Shareholder Report, Holdings (Details)	Jan. 31, 2025
C000146953 | iShares Core Dividend Growth ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	7.70%
C000146953 | BlackRock Floating Rate Income Portfolio, Class K Shares, , , 0
Holdings [Line Items]
Percent of Total Investments	3.80%
C000146953 | iShares International Dividend Growth ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	1.70%
C000146953 | Apple, Inc., , 03/18/2025, 10.62
Holdings [Line Items]
Percent of Total Investments	1.20%
C000146953 | Meta Platforms, Inc., , 03/17/2025, 16.6
Holdings [Line Items]
Percent of Total Investments	1.00%
C000146953 | Microsoft Corp., , 03/17/2025, 10.57
Holdings [Line Items]
Percent of Total Investments	1.00%
C000146953 | NVIDIA Corp., , 02/24/2025, 14.59
Holdings [Line Items]
Percent of Total Investments	0.80%
C000146953 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000146953 | NVIDIA Corp., , 02/25/2025, 28.52
Holdings [Line Items]
Percent of Total Investments	0.50%
C000146953 | S&P Global, Inc., , 02/10/2025, 7.44
Holdings [Line Items]
Percent of Total Investments	0.40%
C000146953 | Equity-Linked Notes
Holdings [Line Items]
Percent of Total Investments	28.80%
C000146953 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	20.20%
C000146953 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	13.30%
C000146953 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	12.40%
C000146953 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	11.00%
C000146953 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	8.00%
C000146953 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.30%
C000146953 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.30%
C000146953 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.50%
C000146953 | Fixed Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.10%
C000146953 | Other
Holdings [Line Items]
Percent of Total Investments	0.10%
C000146951 | iShares Core Dividend Growth ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	7.70%
C000146951 | BlackRock Floating Rate Income Portfolio, Class K Shares, , , 0
Holdings [Line Items]
Percent of Total Investments	3.80%
C000146951 | iShares International Dividend Growth ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	1.70%
C000146951 | Apple, Inc., , 03/18/2025, 10.62
Holdings [Line Items]
Percent of Total Investments	1.20%
C000146951 | Meta Platforms, Inc., , 03/17/2025, 16.6
Holdings [Line Items]
Percent of Total Investments	1.00%
C000146951 | Microsoft Corp., , 03/17/2025, 10.57
Holdings [Line Items]
Percent of Total Investments	1.00%
C000146951 | NVIDIA Corp., , 02/24/2025, 14.59
Holdings [Line Items]
Percent of Total Investments	0.80%
C000146951 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000146951 | NVIDIA Corp., , 02/25/2025, 28.52
Holdings [Line Items]
Percent of Total Investments	0.50%
C000146951 | S&P Global, Inc., , 02/10/2025, 7.44
Holdings [Line Items]
Percent of Total Investments	0.40%
C000146951 | Equity-Linked Notes
Holdings [Line Items]
Percent of Total Investments	28.80%
C000146951 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	20.20%
C000146951 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	13.30%
C000146951 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	12.40%
C000146951 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	11.00%
C000146951 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	8.00%
C000146951 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.30%
C000146951 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.30%
C000146951 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.50%
C000146951 | Fixed Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.10%
C000146951 | Other
Holdings [Line Items]
Percent of Total Investments	0.10%
C000146952 | iShares Core Dividend Growth ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	7.70%
C000146952 | BlackRock Floating Rate Income Portfolio, Class K Shares, , , 0
Holdings [Line Items]
Percent of Total Investments	3.80%
C000146952 | iShares International Dividend Growth ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	1.70%
C000146952 | Apple, Inc., , 03/18/2025, 10.62
Holdings [Line Items]
Percent of Total Investments	1.20%
C000146952 | Meta Platforms, Inc., , 03/17/2025, 16.6
Holdings [Line Items]
Percent of Total Investments	1.00%
C000146952 | Microsoft Corp., , 03/17/2025, 10.57
Holdings [Line Items]
Percent of Total Investments	1.00%
C000146952 | NVIDIA Corp., , 02/24/2025, 14.59
Holdings [Line Items]
Percent of Total Investments	0.80%
C000146952 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000146952 | NVIDIA Corp., , 02/25/2025, 28.52
Holdings [Line Items]
Percent of Total Investments	0.50%
C000146952 | S&P Global, Inc., , 02/10/2025, 7.44
Holdings [Line Items]
Percent of Total Investments	0.40%
C000146952 | Equity-Linked Notes
Holdings [Line Items]
Percent of Total Investments	28.80%
C000146952 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	20.20%
C000146952 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	13.30%
C000146952 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	12.40%
C000146952 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	11.00%
C000146952 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	8.00%
C000146952 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.30%
C000146952 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.30%
C000146952 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.50%
C000146952 | Fixed Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.10%
C000146952 | Other
Holdings [Line Items]
Percent of Total Investments	0.10%
C000166008 | iShares Core Dividend Growth ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	7.70%
C000166008 | BlackRock Floating Rate Income Portfolio, Class K Shares, , , 0
Holdings [Line Items]
Percent of Total Investments	3.80%
C000166008 | iShares International Dividend Growth ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	1.70%
C000166008 | Apple, Inc., , 03/18/2025, 10.62
Holdings [Line Items]
Percent of Total Investments	1.20%
C000166008 | Meta Platforms, Inc., , 03/17/2025, 16.6
Holdings [Line Items]
Percent of Total Investments	1.00%
C000166008 | Microsoft Corp., , 03/17/2025, 10.57
Holdings [Line Items]
Percent of Total Investments	1.00%
C000166008 | NVIDIA Corp., , 02/24/2025, 14.59
Holdings [Line Items]
Percent of Total Investments	0.80%
C000166008 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000166008 | NVIDIA Corp., , 02/25/2025, 28.52
Holdings [Line Items]
Percent of Total Investments	0.50%
C000166008 | S&P Global, Inc., , 02/10/2025, 7.44
Holdings [Line Items]
Percent of Total Investments	0.40%
C000166008 | Equity-Linked Notes
Holdings [Line Items]
Percent of Total Investments	28.80%
C000166008 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	20.20%
C000166008 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	13.30%
C000166008 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	12.40%
C000166008 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	11.00%
C000166008 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	8.00%
C000166008 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.30%
C000166008 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.30%
C000166008 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.50%
C000166008 | Fixed Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.10%
C000166008 | Other
Holdings [Line Items]
Percent of Total Investments	0.10%
C000058061 | iShares Core Dividend Growth ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	4.60%
C000058061 | Apple, Inc., , 03/18/2025, 10.62
Holdings [Line Items]
Percent of Total Investments	0.50%
C000058061 | Meta Platforms, Inc., , 03/17/2025, 16.6
Holdings [Line Items]
Percent of Total Investments	0.40%
C000058061 | Microsoft Corp., , 03/17/2025, 10.57
Holdings [Line Items]
Percent of Total Investments	0.40%
C000058061 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.80%
C000058061 | iShares iBoxx $ High Yield Corporate Bond ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	2.30%
C000058061 | iShares 5-10 Year Investment Grade Corporate Bond ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	2.10%
C000058061 | Taiwan Semiconductor Manufacturing Co. Ltd., , , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000058061 | Meta Platforms, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000058061 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000058061 | Equity-Linked Notes
Holdings [Line Items]
Percent of Total Investments	14.20%
C000058061 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	25.30%
C000058061 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	9.00%
C000058061 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	12.70%
C000058061 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	9.00%
C000058061 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	20.30%
C000058061 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.00%
C000058061 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.50%
C000058061 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.60%
C000058061 | Fixed Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.20%
C000058061 | Other
Holdings [Line Items]
Percent of Total Investments	0.20%
C000058062 | iShares Core Dividend Growth ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	4.60%
C000058062 | Apple, Inc., , 03/18/2025, 10.62
Holdings [Line Items]
Percent of Total Investments	0.50%
C000058062 | Meta Platforms, Inc., , 03/17/2025, 16.6
Holdings [Line Items]
Percent of Total Investments	0.40%
C000058062 | Microsoft Corp., , 03/17/2025, 10.57
Holdings [Line Items]
Percent of Total Investments	0.40%
C000058062 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.80%
C000058062 | iShares iBoxx $ High Yield Corporate Bond ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	2.30%
C000058062 | iShares 5-10 Year Investment Grade Corporate Bond ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	2.10%
C000058062 | Taiwan Semiconductor Manufacturing Co. Ltd., , , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000058062 | Meta Platforms, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000058062 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000058062 | Equity-Linked Notes
Holdings [Line Items]
Percent of Total Investments	14.20%
C000058062 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	25.30%
C000058062 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	9.00%
C000058062 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	12.70%
C000058062 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	9.00%
C000058062 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	20.30%
C000058062 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.00%
C000058062 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.50%
C000058062 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.60%
C000058062 | Fixed Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.20%
C000058062 | Other
Holdings [Line Items]
Percent of Total Investments	0.20%
C000058060 | iShares Core Dividend Growth ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	4.60%
C000058060 | Apple, Inc., , 03/18/2025, 10.62
Holdings [Line Items]
Percent of Total Investments	0.50%
C000058060 | Meta Platforms, Inc., , 03/17/2025, 16.6
Holdings [Line Items]
Percent of Total Investments	0.40%
C000058060 | Microsoft Corp., , 03/17/2025, 10.57
Holdings [Line Items]
Percent of Total Investments	0.40%
C000058060 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.80%
C000058060 | iShares iBoxx $ High Yield Corporate Bond ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	2.30%
C000058060 | iShares 5-10 Year Investment Grade Corporate Bond ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	2.10%
C000058060 | Taiwan Semiconductor Manufacturing Co. Ltd., , , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000058060 | Meta Platforms, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000058060 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000058060 | Equity-Linked Notes
Holdings [Line Items]
Percent of Total Investments	14.20%
C000058060 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	25.30%
C000058060 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	9.00%
C000058060 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	12.70%
C000058060 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	9.00%
C000058060 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	20.30%
C000058060 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.00%
C000058060 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.50%
C000058060 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.60%
C000058060 | Fixed Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.20%
C000058060 | Other
Holdings [Line Items]
Percent of Total Investments	0.20%
C000182622 | iShares Core Dividend Growth ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	4.60%
C000182622 | Apple, Inc., , 03/18/2025, 10.62
Holdings [Line Items]
Percent of Total Investments	0.50%
C000182622 | Meta Platforms, Inc., , 03/17/2025, 16.6
Holdings [Line Items]
Percent of Total Investments	0.40%
C000182622 | Microsoft Corp., , 03/17/2025, 10.57
Holdings [Line Items]
Percent of Total Investments	0.40%
C000182622 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.80%
C000182622 | iShares iBoxx $ High Yield Corporate Bond ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	2.30%
C000182622 | iShares 5-10 Year Investment Grade Corporate Bond ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	2.10%
C000182622 | Taiwan Semiconductor Manufacturing Co. Ltd., , , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000182622 | Meta Platforms, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000182622 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000182622 | Equity-Linked Notes
Holdings [Line Items]
Percent of Total Investments	14.20%
C000182622 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	25.30%
C000182622 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	9.00%
C000182622 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	12.70%
C000182622 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	9.00%
C000182622 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	20.30%
C000182622 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.00%
C000182622 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.50%
C000182622 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.60%
C000182622 | Fixed Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.20%
C000182622 | Other
Holdings [Line Items]
Percent of Total Investments	0.20%